Obligations under Capital Leases and Other (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Various leases and other obligations - repayable in monthly instalments totaling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	4,626	4,788
Less current portion	1,185	1,180
Deferred lease inducements	3,441	3,608
Capital Lease Aggregate Due [Member]
Debt Instrument [Line Items]
Various leases and other obligations - repayable in monthly instalments totaling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	6,946	7,281
Less current portion	1,612	1,565
Deferred lease inducements	5,334	5,716
Capital Lease Imputed Interest [Member]
Debt Instrument [Line Items]
Various leases and other obligations - repayable in monthly instalments totaling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	2,320	2,493
Less current portion	427	385
Deferred lease inducements	1,893	2,108